Document and Entity Information	Apr. 29, 2022
Risk/Return:
Registrant CIK	0000792394
SEC Form	485BPOS
Entity Inv Company Type	N-1A
Entity Registrant Name	VOLUMETRIC FUND INC
Document Period End Date	Apr. 29, 2022
Prospectus Date	Apr. 29, 2022
Document Effective Date	Apr. 29, 2022
Document Creation Date	Apr. 29, 2022
Amendment Flag	false